Inventory, Net - Schedule Of Inventory Current (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory [Line Items]
Inventory, net	$ 10,181	$ 9,615	$ 4,324
Pellets [Member]
Inventory [Line Items]
Product Inventory	6,230	6,318	5,404
Less: obsolete and expired	(1,129)	(1,356)	(1,080)
Product Inventory Net	5,101	4,962	$ 4,324
Dietary Supplements [Member]
Inventory [Line Items]
Product Inventory	5,276	4,849
Less: obsolete and expired	(196)	(196)
Product Inventory Net	$ 5,080	$ 4,653